Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Lessee's incremental borrowing rate applied to lease liabilities	5.14%
Lease liabilities, repayment term	5 years
Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Lessee's incremental borrowing rate applied to lease liabilities	7.94%
Nanjing GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Consideration paid for shared services	$ 0.0	$ 1.3